UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

______________________________________________________________________

FORM N-23c-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

______________________________________________________________________

1.      Investment Company Act File Number: 811-23846

Date of Notification: January 8, 2025

2.      Exact name of Investment Company as specified in registration statement:

REDWOOD REAL ESTATE INCOME FUND

3.      Address of principal executive office:

c/o UMB Fund Services, Inc.

235 West Galena Street
Milwaukee, WI 53212

4.      Check one of the following:

A.	☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
By:	/s/ Richard Duff
Richard Duff
Treasurer

REDWOOD REAL ESTATE INCOME FUND

Quarterly Share Repurchase Offer Notice

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE
DISREGARD THIS NOTICE**

January 8, 2025

Dear Redwood Real Estate Income Fund Shareholder:

This notification is a reminder that Redwood Real Estate Income Fund (the “Fund”) has a quarterly share repurchase program. The Fund’s next quarterly offer to repurchase a portion of its outstanding shares will begin on January 8, 2025. The Fund is required to notify you each quarter of each Repurchase Offer. If you are not interested in selling any of your shares at this time, you do not need to do anything. You are not required to sell any of your shares during any Repurchase Offer.

We extend this quarterly Repurchase Offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash, the shares are not traded on a stock exchange, and no secondary market currently exists for shares of the Fund. This means that you may not be able to freely sell your shares, except through the Fund’s quarterly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to do so. Note that withdrawal of shares from the Fund may be a taxable event; please consult your financial representative or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

The Repurchase Offer period begins on January 8, 2025. Please note, this quarter’s Repurchase Request Deadline is February 7, 2025 at 4:00 p.m. Eastern Time. For informational purposes, on January 3, 2025, the Net Asset Value per share for Class I Shares was $25.09. If you wish to sell any of your Fund Shares during this tender period, please complete the attached Repurchase Offer Form and return to the Fund at the above address stating the share amount that you would like to tender to the Fund for repurchase. If you invest in the Fund through a financial intermediary, please contact your financial intermediary to repurchase your shares on your behalf. You may modify or withdraw your tender until February 7, 2025 by writing to the Fund and stating the terms of such modification or withdrawal. The repurchase price that shareholders will receive for their shares will be the Net Asset Value per share as of 4:00 p.m. Eastern Time on February 7, 2025 (the “Repurchase Pricing Date”).

You may, of course, elect to keep your Fund shares at this time, in which case you may disregard this notice and the attached forms. However, should you currently wish to sell any of your shares, remember that all requests must be received (in good order) by Redwood Real Estate Income Fund, c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212, the Fund’s Administrator and Transfer Agent, at its office in Milwaukee by 4 p.m. Eastern Time on February 7, 2025, the Repurchase Request Deadline.

All Repurchase Offer Request Forms must be submitted to and received by the Fund by 4:00 p.m., Eastern Time, on February 7, 2025 to be effective. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

For details of the offer and terms, please refer to the attached Repurchase Offer document. If you have questions, please call UMB Fund Services at 1-888-988-9882.

Sincerely,

Redwood Real Estate Income Fund

REDWOOD REAL ESTATE INCOME FUND
REPURCHASE OFFER

1.      The Offer.    Redwood Real Estate Income Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding Class I Shares (“Shares”) at a price equal to the net asset value (“NAV”), as of the close of regular trading (4:00 p.m. Eastern Time) on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders given that no secondary market exists for these Shares. This offer is not conditioned on the tender of any minimum number of Shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s prospectus and statement of additional information.

2.      Net Asset Value.    The NAV of Class I Shares as of the close of business on January 3, 2025 was $25.09. The NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Offer Request Form. The current NAV may be obtained by calling 1-888-988-9882 and asking for the most recent price. The Shares of the Fund are not traded on any organized market or securities exchange.

3.      Repurchase Request Deadline.    This quarter’s Offer begins on January 8, 2025. All tenders of Shares for repurchase must be received in proper form by UMB Fund Services, Inc., the Fund’s transfer agent (the “Transfer Agent”), or (for certain intermediaries) the broker-dealer or other intermediary through which you hold your Shares, between January 8, 2025 and before 4:00 p.m. Eastern Time on February 7, 2025 (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be strictly observed. Please allow an appropriate amount of time for your Repurchase Request Offer Form to reach the Fund.

4.      Repurchase Pricing Date.    The NAV used to calculate the repurchase price will be determined on February 7, 2025 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Offer Request Form.

5.      Payment for Shares Repurchased.    Payment for all Shares repurchased pursuant to this Repurchase Offer will be made by check to the shareholder’s address of record, or credited directly to a predetermined bank account on the purchase payment date, which will be no more than seven (7) days after the Repurchase Pricing Date (the “Repurchase Payment Deadline”). The Fund will not charge a repurchase fee. Please note that if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

6.      Increase in Number of Shares Repurchased.    Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding Shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or shareholders tender Shares in an amount exceeding the repurchase offer amount plus two percent (2%) of the outstanding Shares, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept Shares tendered by shareholders who own less than one hundred Shares and who tender all of their Shares or Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plans, before prorating other amounts tendered. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. There can be no assurance that the Fund will be able to repurchase all Shares that each shareholder has tendered, even if all the Shares in a shareholder’s account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all Shares that you tender and you may have to wait until the next repurchase offer to tender the remaining Shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between repurchase offers.

7.      Withdrawal or Modification.    Requests for the repurchase of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on February 7, 2025.

8.      Suspension or Postponement of Repurchase Offer.    The Fund may suspend or postpone this Repurchase Offer only:

(a)    if making or effecting the repurchase offer would cause the Fund to lose its status as a real estate investment trust under the Internal Revenue Code;

(b)    for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)     for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)    for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9.      Tax Consequences.    You should review the tax information in the Fund’s prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held by the shareholder.

10.    Documents in Proper Form.    All questions as to validity, form, eligibility (including time and receipt) and acceptance of repurchase of Shares will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination shall be final and binding. The Fund reserves the absolute right to reject any or all repurchase of Shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any Shares if, in the opinion of Fund counsel or Transfer Agent, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any repurchase of Shares, whether generally or with respect to any particular Shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchases of Shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Repurchases of Shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

Neither the Fund, UMB Fund Services, Inc., or Redwood Investment Management, LLC (the Fund’s Investment Manager) nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Manager, nor the Fund’s distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your Shares may be held or registered, submits to you this Repurchase Offer or submits your tender of Shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision as to whether or not to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

If you purchased Shares of the Fund through an investment adviser, broker or financial consultant, please contact them for additional information about this offer.

REDWOOD REAL ESTATE INCOME FUND

Repurchase Date: February 7, 2025	Repurchase Request Deadline: February 7, 2025

PARTS 1, 2, 3, AND 5 MUST BE COMPLETED
FOR REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING

PLEASE FAX OR MAIL TO:

Redwood Real Estate Income Fund c/o UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212	FOR ADDITIONAL INFORMATION: PHONE: 1-888-988-9882 FAX: (816) 860-3137

PLEASE CONTACT YOUR FINANCIAL INTERMEDIARY BEFORE SUBMITTING YOUR
REPURCHASE REQUEST TO ENSURE TIMELY PROCESSING.

PART 1 — NAME AND ADDRESS

Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security or Taxpayer Identification #:
Telephone Number:

Advisor Account #:
Advisor Name:
Advisor Address
Advisor City, State, Zip
Advisor Telephone Number:

FOR CUSTODIAL ACCOUNTS ONLY

Custodial Account #:
Custodian Name:
Custodian Address:
Custodian City, State, Zip:
Custodian Telephone Number:

PART 2 — AMOUNT OF SHARES OF THE FUND BEING REPURCHASED:

☐      All Shares.

☐      Portion of Shares expressed as a specific dollar value.

$_____________

☐      Portion of Shares expressed as a specific number of Shares.

NOTE: If you invest in the Fund through a financial intermediary, that financial intermediary may require alternate payment and/or delivery instructions, notwithstanding your request herein.

Please contact your financial intermediary before submitting your repurchase request to ensure timely processing.

PART 3 — PAYMENT

Please Deliver All Proceeds via Federal Wire to the Following:

☐      Deliver All Proceeds to Custodian to Bank Account on Record

☐      Deliver All Proceeds to Broker/Dealer/RIA to Bank Account on Record

☐      Deliver All Proceeds to Bank Account on Record

☐      Deliver All Proceeds to New Bank Instructions (Must complete Part 4)

PART 4 — NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required if this Part is completed)*

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

PART 5 — SIGNATURE(S)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

____________

*        PLACE SIGNATURE GUARANTEE BELOW, IF REQUIRED:

PLEASE CONTACT YOUR FINANCIAL INTERMEDIARY BEFORE SUBMITTING YOUR
REPURCHASE REQUEST TO ENSURE TIMELY PROCESSING.

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE
SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 4:00 P.M., EASTERN
TIME ON FEBRUARY 7, 2025 BUT NOT THEREAFTER.

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